JPMorgan Unconstrained Debt Fund Investment Objectives and Goals - R2 R5 R6 Shares [Member] - JPMorgan Unconstrained Debt Fund	Feb. 28, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Class/Ticker: R2/JISZX; R5/JSIRX; R6/JSIMX
Objective [Heading]	What is the goal of the Fund?
Objective, Primary [Text Block]	The Fund seeks to provide long-term total return.